Significant Accounting Policies - Summary of Credit Risk Rating Grades (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 143,075	€ 135,925
Financial assets at amortised cost, class [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	127,988	120,436
Financial assets at amortised cost, class [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	70	68
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	82,014	76,283
Financial assets at amortised cost, class [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,724	3,126
Financial assets at amortised cost, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	38,524	36,639
Financial assets at amortised cost, class [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	4,479	4,068
Financial assets at amortised cost, class [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	177	252
Financial assets at amortised cost, class [member] | AAA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	30,088	28,244
Financial assets at amortised cost, class [member] | AAA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	26,723	25,637
Financial assets at amortised cost, class [member] | AAA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	255	55
Financial assets at amortised cost, class [member] | AAA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,311	941
Financial assets at amortised cost, class [member] | AAA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,799	1,611
Financial assets at amortised cost, class [member] | AA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	12,933	12,670
Financial assets at amortised cost, class [member] | AA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	8,989	9,224
Financial assets at amortised cost, class [member] | AA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	193	158
Financial assets at amortised cost, class [member] | AA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,671	3,204
Financial assets at amortised cost, class [member] | AA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	82	83
Financial assets at amortised cost, class [member] | A [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	26,111	23,510
Financial assets at amortised cost, class [member] | A [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	20,112	17,057
Financial assets at amortised cost, class [member] | A [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,164	2,561
Financial assets at amortised cost, class [member] | A [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,580	3,567
Financial assets at amortised cost, class [member] | A [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	198	261
Financial assets at amortised cost, class [member] | A [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	57	64
Financial assets at amortised cost, class [member] | BBB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	23,800	21,925
Financial assets at amortised cost, class [member] | BBB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	43	42
Financial assets at amortised cost, class [member] | BBB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	22,296	20,330
Financial assets at amortised cost, class [member] | BBB [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	112	351
Financial assets at amortised cost, class [member] | BBB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	369	266
Financial assets at amortised cost, class [member] | BBB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	970	924
Financial assets at amortised cost, class [member] | BBB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	10	12
Financial assets at amortised cost, class [member] | BB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,487	1,601
Financial assets at amortised cost, class [member] | BB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	27	9
Financial assets at amortised cost, class [member] | BB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,364	1,480
Financial assets at amortised cost, class [member] | BB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	15	15
Financial assets at amortised cost, class [member] | BB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	49	52
Financial assets at amortised cost, class [member] | BB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	33	44
Financial assets at amortised cost, class [member] | B [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,285	1,237
Financial assets at amortised cost, class [member] | B [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		17
Financial assets at amortised cost, class [member] | B [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,244	1,159
Financial assets at amortised cost, class [member] | B [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	4
Financial assets at amortised cost, class [member] | B [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	38	61
Financial assets at amortised cost, class [member] | CCC or lower [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,283	1,396
Financial assets at amortised cost, class [member] | CCC or lower [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,283	1,395
Financial assets at amortised cost, class [member] | CCC or lower [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		1
Financial assets at amortised cost, class [member] | Grade Not Rated [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	31,000	29,853
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	29,574	28,647
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,383	1,136
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 40	€ 70